Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
Property, Plant and Equipment
The following summarizes the carrying values of property, plant and equipment for the years ended:

	March 31, 2026			March 31, 2025
	Cost	Accumulated depreciation (1)	Net book value	Cost	Accumulated depreciation (1)	Net book value
	$	$	$	$	$	$
Owned assets
Land	12,052	—	12,052	43,937	—	43,937
Buildings	110,125	(48,885)	61,240	242,939	(111,596)	131,343
Construction in progress	17,464	(514)	16,950	27,153	—	27,153
Computer software & equipment	21,351	(20,351)	1,000	31,963	(30,767)	1,196
Furniture & fixtures	7,024	(5,755)	1,269	7,614	(6,619)	995
Production & other equipment	82,455	(64,672)	17,783	152,406	(116,216)	36,190
Total owned assets	250,471	(140,177)	110,294	506,012	(265,198)	240,814

Right-of-use leased assets
Land	1,990	(1,990)	—	13,494	(1,865)	11,629
Buildings	35,487	(22,295)	13,192	34,801	(19,413)	15,388
Production & other equipment	4,499	(4,297)	202	5,466	(5,190)	276
Total right-of-use lease assets	41,976	(28,582)	13,394	53,761	(26,468)	27,293
Total property, plant and equipment	292,447	(168,759)	123,688	559,773	(291,666)	268,107
(1) Comparative amounts have been re-presented to conform to current year presentation, with impairment no longer shown separately, as such amounts are not material.

The following summarizes the changes in the net book values of property, plant and equipment for the years ended:

	Balance, March 31, 2025	Additions	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2026
	$	$	$	$	$	$	$	$
Owned assets
Land	43,937	—	(30,362)	(1,548)	—	—	25	12,052
Buildings	131,343	993	(62,527)	3,973	(11,455)	(1,065)	(22)	61,240
Construction in progress	27,153	14,490	(12,783)	(10,675)	(228)	(970)	(37)	16,950
Computer software & equipment	1,196	1,068	—	(569)	(701)	—	6	1,000
Furniture & fixtures	995	96	(33)	461	(265)	—	15	1,269
Production & other equipment	36,190	1,564	(17,551)	7,594	(8,831)	(740)	(443)	17,783
Total owned assets	240,814	18,211	(123,256)	(764)	(21,480)	(2,775)	(456)	110,294

Right-of-use leased assets
Land	11,629	—	(10,988)	(461)	(180)	—	—	—
Buildings	15,388	581	—	(65)	(2,880)	—	168	13,192
Production & other equipment	276	146	—	(6)	(220)	—	6	202
Total right-of-use lease assets	27,293	727	(10,988)	(532)	(3,280)	—	174	13,394
Total property, plant and equipment	268,107	18,938	(134,244)	(1,296)	(24,760)	(2,775)	(282)	123,688
(1) Includes reclassification of construction in progress cost when associated projects are complete, transfer to assets held for sale and reclassification between asset classes.

	Balance, March 31, 2024	Additions	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2025
	$	$	$	$	$	$	$	$
Owned assets
Land	43,914	—	—	—	—	—	23	43,937
Real estate	143,867	1,093	—	(789)	(12,622)	—	(206)	131,343
Construction in progress	25,685	12,929	—	(11,489)	—	—	28	27,153
Computer software & equipment	1,198	619	—	(28)	(593)	—	—	1,196
Furniture & fixtures	1,456	69	(13)	(105)	(439)	—	27	995
Production & other equipment	47,470	960	(323)	(1,406)	(10,495)	(129)	113	36,190
Total owned assets	263,590	15,670	(336)	(13,817)	(24,149)	(129)	(15)	240,814

Right-of-use leased assets
Land	12,289	—	—	(396)	(264)	—	—	11,629
Real estate	18,100	7,406	(562)	(6,475)	(2,773)	(567)	259	15,388
Production & other equipment	345	203	—	(25)	(259)	—	12	276
Total right-of-use lease assets	30,734	7,609	(562)	(6,896)	(3,296)	(567)	271	27,293
Total property, plant and equipment	294,324	23,279	(898)	(20,713)	(27,445)	(696)	256	268,107
(1)Includes reclassification of construction in progress cost when associated projects are complete and transfers to assets held for sale (Note 6).